     [LOGO]       United of
Mutual of Omaha   Omaha

February 20, 2003

Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on December 31, 2002 for your Ultrannuity Series I variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information along with the advice of your registered representative will help you plan future asset allocations as your needs and lifestyle change.

The following three fund companies offer subaccounts in the Ultrannuity Series I variable annuity:

   . Fidelity Investments
   . Scudder Investments, Inc.
   . T. Rowe Price

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-238-9354.

Again, thank you for choosing United of Omaha Life Insurance Company. It is a pleasure to serve you.

Sincerely,

/s/
Steve Laune
Vice President, Customer Service Operations
United of Omaha Life Insurance Company

The following documents accompanied this letter to policy owners and are hereby incorporated by reference:

1. The annual report of the Fidelity Variable Insurance Products Fund II, dated December 31, 2002, that was filed with the Commission on February 28, 2003 (File No. 811-05511).

2. The annual report of the Scudder Variable Series I dated, December 31, 2002, that was filed with the Commission on February 13, 2003 (File No. 811-04257).

3. The annual reports of Deutsche Asset Management VIT Funds, dated December 31, 2002, that were filed with the Commission on February 28, 2003 (File No. 811-07507).

4. The annual report of T. Rowe Price Equity Income Portfolio, dated December 31, 2002, that was filed with the Commission on February 26, 2003 (File No. 811-07143).

5. The annual report of T. Rowe Price Personal Strategy Balanced Fund, dated December 31, 2002, that was filed with the Commission on February 28, 2003 (File No. 811-07143).

6. The annual report of T. Rowe Price New American Growth Portfolio, dated December 31, 2002, that was filed with the Commission on February 27, 2003 (File No. 811-07143).

7. The annual report of T. Rowe Price Limited Term Bond Portfolio, dated December 31, 2002, that was filed with the Commission on February 26, 2003 (File No. 811-07153).

8. The annual report of T. Rowe Price International Stock Portfolio, dated December 31, 2002, that was filed with the Commission on February 26, 2003 (File No. 811-07145).

     [LOGO]       United of
Mutual of Omaha   Omaha

February 20, 2003


Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on December 31, 2002 for your Ultrannuity Series V variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information along with the advice of your registered representative will help you plan future asset allocations as your needs and lifestyle change.

The following eight fund companies offer subaccounts in the Ultrannuity Series V variable annuity:

..    Fred Alger Management
..    Federated Investors
..    Fidelity Investments
..    Massachusetts Financial Services (MFS)
..    Van Kampen
..    Scudder Investments, Inc.
..    T. Rowe Price
..    Pioneer Investments

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-238-9354.

Again, thank you for choosing United of Omaha Life Insurance Company. It is a pleasure to serve you.

Sincerely,

/s/
Steve Laune
Vice President, Customer Service Operations
United of Omaha Life Insurance Company

The following documents accompanied this letter to policy owners and are hereby incorporated by reference:

1. The annual report of The Alger American Fund, dated December 31, 2002, that was filed with the Securities and Exchange Commission (the "Commission") on February 26, 2003 (File No. 811-05550).

2. The annual report of the Federated Insurance Series, dated December 31, 2002, that was filed with the Commission on February 26, 2003 (File No. 811-08042).

3. The annual report of the Fidelity Variable Insurance Products Fund II, dated December 31, 2002, that was filed with the Commission on February 28, 2003 (File No. 811-05511).

4. The annual reports of the MFS Variable Insurance Trust, dated December 31, 2002, that were filed with the Commission on February 14, 2003 (File No. 811-08326).

5. The annual report of Universal Institutional Funds, Inc., dated December 31, 2002, that was filed with the Commission on March 4, 2003 (File No. 811-07607).

6. The annual report of the Scudder Variable Series I, dated December 31, 2002, that was filed with the Commission on February 13, 2003 (File No. 811-04257).

7. The annual report of T. Rowe Price Equity Income Portfolio, dated December 31, 2002, that was filed with the Commission on February 26, 2003 (File No. 811-07143).

8. The annual report of T. Rowe Price Personal Strategy Balanced Fund, dated December 31, 2002, that was filed with the Commission on February 28, 2003 (File No. 811-07143).

9. The annual report of T. Rowe Price New American Growth Portfolio, dated December 31, 2002, that was filed with the Commission on February 27, 2003 (File No. 811-07143).

10. The annual report of T. Rowe Price Limited Term Bond Portfolio, dated December 31, 2002, that was filed with the Commission on February 26, 2003 (File No. 811-07153).

11. The annual report of T. Rowe Price International Stock Portfolio, dated December 31, 2002, that was filed with the Commission on February 26, 2003 (File No. 811-07145).

12. The annual reports of Pioneer Variable Contracts Trust, dated December 31, 2002, that were filed with the Commission on February 18, 2003 (File No. 811-08786).

13. The annual reports of Deutsche Asset Management VIT Funds, dated December 31, 2002, that were filed with the Commission on February 28, 2003 (File No. 811-07507).

     [LOGO]       United of
Mutual of Omaha   Omaha



February 20, 2003


Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on December 31, 2002 for your Ultra-Access surrender charge free variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information along with the advice of your registered representative will help you plan future asset allocations as your needs and lifestyle change.

The following eight fund companies offer subaccounts in the Ultra-Access surrender charge free variable annuity policy:

..   Fred Alger Management
..   Federated Investors
..   Fidelity Investments
..   Massachusetts Financial Services (MFS)
..   Van Kampen
..   Scudder Investments, Inc.
..   T. Rowe Price
..   Pioneer Investments

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-238-9354.

Again, thank you for choosing United of Omaha Life Insurance Company. It is a pleasure to serve you.

Sincerely,

/s/
Steve Laune
Vice President, Customer Service Operations
United of Omaha Life Insurance Company

The following documents accompanied this letter to policy owners and are hereby incorporated by reference:

1. The annual report of The Alger American Fund, dated December 31, 2002, that was filed with the Securities and Exchange Commission (the "Commission") on February 26, 2003 (File No. 811-05550).

2. The annual report of the Federated Insurance Series, dated December 31, 2002, that was filed with the Commission on February 26, 2003 (File No. 811-08042).

3. The annual report of the Fidelity Variable Insurance Products Fund II, dated December 31, 2002, that was filed with the Commission on February 28, 2003 (File No. 811-05511).

4. The annual reports of the MFS Variable Insurance Trust, dated December 31, 2002, that were filed with the Commission on February 14, 2003 (File No. 811-08326).

5. The annual report of Universal Institutional Funds, Inc., dated December 31, 2002, that was filed with the Commission on March 4, 2003 (File No. 811-07607).

6. The annual report of the Scudder Variable Series I, dated December 31, 2002, that was filed with the Commission on February 13, 2003 (File No. 811-04257).

7. The annual report of T. Rowe Price Equity Income Portfolio, dated December 31, 2002, that was filed with the Commission on February 26, 2003 (File No. 811-07143).

8. The annual report of T. Rowe Price Personal Strategy Balanced Fund, dated December 31, 2002, that was filed with the Commission on February 28, 2003 (File No. 811-07143).

9. The annual report of T. Rowe Price New American Growth Portfolio, dated December 31, 2002, that was filed with the Commission on February 27, 2003 (File No. 811-07143).

10. The annual report of T. Rowe Price Limited Term Bond Portfolio, dated December 31, 2002, that was filed with the Commission on February 26, 2003 (File No. 811-07153).

11. The annual report of T. Rowe Price International Stock Portfolio, dated December 31, 2002, that was filed with the Commission on February 26, 2003 (File No. 811-07145).

12. The annual reports of Pioneer Variable Contracts Trust, dated December 31, 2002, that were filed with the Commission on February 18, 2003 (File No. 811-08786).

13. The annual reports of Deutsche Asset Management VIT Funds, dated December 31, 2002, that were filed with the Commission on February 28, 2003 (File No. 811-07507).

   [LOGO]               United of
Mutual of Omaha         Omaha

February 20, 2003


Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on December 31, 2002 for your Ultra-Rewards variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information along with the advice of your registered representative will help you plan future asset allocations as your needs and lifestyle change.

The following eight fund companies offer subaccounts in the Ultra-Rewards variable annuity policy:

..  Fred Alger Management
..  Federated Investors
..  Fidelity Investments
..  Massachusetts Financial Services (MFS)
..  Van Kampen
..  Scudder Investments, Inc.
..  T. Rowe Price
..  Pioneer

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-238-9354.

Again, thank you for choosing United of Omaha Life Insurance Company. It is a pleasure to serve you.

Sincerely,

/s/
Steve Laune
Vice President, Customer Service Operations
United of Omaha Life Insurance Company

The following documents accompanied this letter to policy owners and are hereby incorporated by reference:

1. The annual report of The Alger American Fund, dated December 31, 2002, that was filed with the Securities and Exchange Commission (the "Commission") on February 26, 2003 (File No. 811-05550).

2. The annual report of the Federated Insurance Series, dated December 31, 2002, that was filed with the Commission on February 26, 2003 (File No. 811-08042).

3. The annual report of the Fidelity Variable Insurance Products Fund II, dated December 31, 2002, that was filed with the Commission on February 28, 2003 (File No. 811-05511).

4. The annual reports of the MFS Variable Insurance Trust, dated December 31, 2002, that were filed with the Commission on February 14, 2003 (File No. 811-08326).

5. The annual report of Universal Institutional Funds, Inc., dated December 31, 2002, that was filed with the Commission on March 4, 2003 (File No. 811-07607).

6. The annual report of the Scudder Variable Series I, dated December 31, 2002, that was filed with the Commission on February 13, 2003 (File No. 811-04257).

7. The annual report of T. Rowe Price Equity Income Portfolio, dated December 31, 2002, that was filed with the Commission on February 26, 2003 (File No. 811-07143).

8. The annual report of T. Rowe Price Personal Strategy Balanced Fund, dated December 31, 2002, that was filed with the Commission on February 28, 2003 (File No. 811-07143).

9. The annual report of T. Rowe Price New American Growth Portfolio, dated December 31, 2002, that was filed with the Commission on February 27, 2003 (File No. 811-07143).

10. The annual report of T. Rowe Price Limited Term Bond Portfolio, dated December 31, 2002, that was filed with the Commission on February 26, 2003 (File No. 811-07153).

11. The annual report of T. Rowe Price International Stock Portfolio, dated December 31, 2002, that was filed with the Commission on February 26, 2003 (File No. 811-07145).

12. The annual reports of Pioneer Variable Contracts Trust, dated December 31, 2002, that were filed with the Commission on February 18, 2003 (File No. 811-08786).

13. The annual reports of Deutsche Asset Management VIT Funds, dated December 31, 2002, that were filed with the Commission on February 28, 2003 (File No. 811-07507).